CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax	$ 161	$ 35	$ 123	$ 102	$ 971	$ 42	$ (124)